Share-Based Compensation (Share-based Compensation Allocated from Sohu to the Company) (Details) (USD $)	0 Months Ended	12 Months Ended
	Jan. 24, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sohu.com [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price		$ 47.34
Sohu's 2000 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance		9,500,000
Maximum term of issued stock right		10 years
Capitalized share-based compensation cost		$ 0	$ 0	$ 0
Expiration date	Jan. 24, 2010
Accumulated number of shares issued	9,128,724
Sohu's 2000 Stock Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options, expensed		0	0	0
Total intrinsic values of options, exercised		110,000	173,000	383,000
Unrecognized compensation expenses		0
Sohu's 2000 Stock Incentive Plan [Member] | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expenses		3,000
Fair value of restricted stock units, expensed		130,000	31,000	116,000
Fair value of restricted stock units, vested		$ 57,000	$ 88,000	$ 242,000
Sohu's 2000 Stock Incentive Plan [Member] | Sohu.com [Member] | Stock Options [Member] | Employees of Predecessor Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		0	0	0